Operating Expenses - Summary of Research and Development (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Other Operating Expense [abstract]
Personnel expenses	€ 20,419	€ 22,051
Sub-contracting,collaborations and consultants	25,624	21,023
Depreciation and amortization	2,670	489
Small equipment and supplies	1,946	2,581
Conferences, travel expenses	792	1,234
Rental	333	965
Others	454	1,604
Total research and development expenses	€ 52,238	€ 49,946